Average Annual Total Returns - Class D Shares - Janus Henderson Absolute Return Income Opportunities Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	3.38%	1.12%	0.74%	May 27, 2014	2.04%	(0.02%)	(0.31%)	May 27, 2014	2.04%	[1]	0.37%	[1]	0.12%	[1]	May 27, 2014	[1]	2.25%	1.05%	0.94%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.